Derivative financial instruments, Breakdown of fair value amounts (Details) - Cash Flow Hedge [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 61,697	$ 97,381
Liabilities	29,957	16,847
Interest Rate Derivatives [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	60,102	94,192
Liabilities	29,163	12,159
Foreign Exchange Derivative Instruments [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	1,595	3,189
Liabilities	0	0
Notes Conversion Option [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0	0
Liabilities	$ 794	$ 4,688